UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 96.0%
Industrial - 49.1%
Basic - 5.2%
Alcoa, Inc.
5.55%, 2/01/17	$555	$509,797
6.50%, 6/01/11	155	159,311
The Dow Chemical Co.
7.375%, 11/01/29	465	473,202
Eastman Chemical Co.
7.25%, 1/15/24	305	305,891
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	490	510,825
International Paper Co.
7.95%, 6/15/18	400	397,758
The Mosaic Co.
7.625%, 12/01/16 (a)(b)	225	236,250
PPG Industries, Inc.
5.75%, 3/15/13	385	388,537
6.65%, 3/15/18	85	86,318
United States Steel Corp.
6.05%, 6/01/17	550	506,792
Weyerhaeuser Co.
7.375%, 3/15/32	205	195,508
8.50%, 1/15/25	360	383,362

		4,153,551

Capital Goods - 5.2%
Caterpillar, Inc.
7.375%, 3/01/97	445	476,212
CRH America, Inc.
5.30%, 10/15/13	695	638,743
Dover Corp.
5.45%, 3/15/18	350	344,585
General Electric Co.
5.00%, 2/01/13	490	492,703
5.25%, 12/06/17	520	503,782
Masco Corp.
4.80%, 6/15/15	680	580,905
5.875%, 7/15/12	460	424,332

McDonnell Douglas Corp.
9.75%, 4/01/12	70	80,803
Mohawk Industries, Inc.
6.125%, 1/15/16	525	487,622
Textron Financial Corp.
5.40%, 4/28/13	170	169,124

		4,198,811

Communications - Media - 5.3%
CBS Corp.
5.625%, 8/15/12	220	211,243
7.875%, 7/30/30	85	78,879
Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	197,602
9.455%, 11/15/22	455	541,826
Gannett Co., Inc.
5.75%, 6/01/11	175	168,043
6.375%, 4/01/12	660	637,614
Historic TW, Inc.
9.125%, 1/15/13	80	87,432
News America Holdings, Inc.
8.875%, 4/26/23	415	464,883
RR Donnelley & Sons Co.
4.95%, 4/01/14	675	612,390
5.50%, 5/15/15	210	192,610
TCI Communications, Inc.
7.875%, 2/15/26	150	156,028
Time Warner Cos, Inc.
7.57%, 2/01/24	120	119,717
Time Warner Entertainment Co. LP
8.875%, 10/01/12	350	380,817
Turner Broadcasting System, Inc.
8.375%, 7/01/13	350	375,596

		4,224,680

Communications - Telecommunications - 5.9%
Ameritech Capital Funding Corp.
6.45%, 1/15/18	605	604,491
6.55%, 1/15/28	760	718,249
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	565	528,908
CenturyTel, Inc.
Series L
7.875%, 8/15/12	485	499,263
Embarq Corp.
6.738%, 6/01/13	660	635,417
Qwest Corp.
7.625%, 6/15/15	185	168,812
8.875%, 3/15/12	435	433,912

US Cellular Corp.
6.70%, 12/15/33	135	122,021
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	55	55,470
Verizon New York, Inc.
Series B
7.375%, 4/01/32	595	576,766
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	375	359,228

		4,702,537

Consumer Cyclical - Automotive - 1.2%
Daimler Finance North America LLC
7.30%, 1/15/12	310	322,985
Johnson Controls, Inc.
5.50%, 1/15/16	635	610,088

		933,073

Consumer Cyclical - Other - 1.6%
Marriott International, Inc.
Series J
5.625%, 2/15/13	250	234,417
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	560	534,038
Toll Brothers Finance Corp.
5.15%, 5/15/15	620	520,044

		1,288,499

Consumer Cyclical - Restaurants - 0.3%
Yum! Brands, Inc.
8.875%, 4/15/11	265	285,214

Consumer Cyclical - Retailers - 2.8%
Home Depot, Inc.
5.40%, 3/01/16	645	589,487
JC Penney Corp. Inc.
7.95%, 4/01/17	225	224,546
Kohls Corp.
6.25%, 12/15/17	255	243,175
Limited Brands, Inc.
5.25%, 11/01/14	530	447,141
7.60%, 7/15/37	85	68,734
Macys Retail Holdings, Inc.
6.30%, 4/01/09	525	523,582
Nordstrom, Inc.
7.00%, 1/15/38	160	145,985

		2,242,650

Consumer Non-Cyclical - 15.0%
Abbott Laboratories
4.35%, 3/15/14	715	691,206

Allergan, Inc.
5.75%, 4/01/16	520	507,474
AmerisourceBergen Corp.
5.875%, 9/15/15	750	724,368
Amgen, Inc.
4.85%, 11/18/14	540	518,522
Anheuser-Busch Cos, Inc.
5.50%, 1/15/18	210	194,224
6.50%, 2/01/43	565	494,984
Archer-Daniels-Midland Co.
8.375%, 4/15/17	605	688,838
Bristol-Myers Squibb Co.
6.875%, 8/01/97	495	486,868
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	705	649,464
5.875%, 5/15/13	365	351,002
ConAgra Foods, Inc.
9.75%, 3/01/21	300	354,845
Fortune Brands, Inc.
5.375%, 1/15/16	100	92,248
HJ Heinz Finance Co.
6.00%, 3/15/12	135	137,935
Kraft Foods, Inc.
5.625%, 11/01/11	370	373,876
6.25%, 6/01/12	655	671,328
The Kroger Co.
7.50%, 4/01/31	435	464,112
Merck & Co., Inc.
4.375%, 2/15/13	325	325,339
4.75%, 3/01/15	645	638,961
Quest Diagnostics, Inc.
5.45%, 11/01/15	370	352,238
Reynolds American, Inc.
7.30%, 7/15/15	165	168,286
7.625%, 6/01/16	385	397,858
Safeway, Inc.
7.25%, 2/01/31	570	588,644
Sara Lee Corp.
3.875%, 6/15/13	340	313,788
Schering-Plough Corp.
5.55%, 12/01/13	585	588,346
UST, Inc.
6.625%, 7/15/12	585	610,932
Wyeth
6.95%, 3/15/11	580	612,757

		11,998,443

Energy - 1.5%
ConocoPhillips
6.65%, 7/15/18	390	423,053
Duke Capital LLC
8.00%, 10/01/19	155	161,119
Halliburton Co.
7.60%, 8/15/96 (a)	240	260,145
The Premcor Refining Group, Inc.
7.50%, 6/15/15	366	377,934

		1,222,251

Services - 0.6%
The Western Union Co.
5.93%, 10/01/16	515	497,853

Technology - 3.3%
Computer Sciences Corp.
5.50%, 3/15/13 (a)	280	277,400
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	680	714,747
International Business Machines Corp.
7.125%, 12/01/96	445	470,286
Motorola, Inc.
6.50%, 9/01/25—11/15/28	560	425,758
Oracle Corp.
5.75%, 4/15/18	377	376,129
Xerox Corp.
6.40%, 3/15/16	325	320,540
7.625%, 6/15/13	100	103,842

		2,688,702

Transportation - Airlines - 0.6%
Southwest Airlines Co.
5.25%, 10/01/14	550	496,674

Transportation - Railroads - 0.6%
CSX Corp.
7.90%, 5/01/17	460	472,150

		39,405,088

Financial Institutions - 40.1%
Banking - 16.4%
Bank of America Corp.
5.42%, 3/15/17	500	447,653
Bank One Corp.
5.25%, 1/30/13	410	402,386
BankAmerica Capital II
Series 2
8.00%, 12/15/26	237	229,433
The Bear Stearns Co., Inc.
5.55%, 1/22/17	575	529,749

Citigroup, Inc.
4.875%, 5/07/15	570	519,770
5.00%, 9/15/14	565	512,457
5.50%, 2/15/17	320	287,588
5.85%, 7/02/13	410	403,980
6.125%, 8/25/36	115	96,118
Comerica Bank
5.75%, 11/21/16	560	441,849
Credit Suisse USA, Inc.
5.125%, 8/15/15	550	523,145
Fifth Third Bancorp
6.25%, 5/01/13	520	448,934
Fifth Third Bank
4.75%, 2/01/15	395	297,673
First Union Institutional Capital I
8.04%, 12/01/26	360	341,310
FleetBoston Financial Corp.
6.875%, 1/15/28	180	167,561
HSBC Bank USA
4.625%, 4/01/14	475	447,357
JPM Chase Capital XXV
Series Y
6.80%, 10/01/37	300	253,483
JPMorgan Chase & Co.
5.375%, 1/15/14	515	511,898
6.125%, 6/27/17	255	249,773
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	300	236,301
Manufacturers & Traders Trust Co.
5.629%, 12/01/21 (c)	270	222,537
MBNA Corp.
Series MTNF
7.50%, 3/15/12	495	523,661
National City Bank/Cleveland OH
5.80%, 6/07/17	395	238,119
National City Corp.
5.75%, 2/01/09	255	235,443
PNC Bank NA
5.25%, 1/15/17	520	460,562
RBS Capital Trust I
4.709%, 7/01/13 (b)(c)	340	288,249
RBS Capital Trust III
5.512%, 9/30/14 (b)(c)	500	417,270
SouthTrust Corp.
5.80%, 6/15/14	500	450,214
Sovereign Bank
5.125%, 3/15/13	335	267,175

State Street Corp.
5.375%, 4/30/17	95	89,216
Union Bank of California
5.95%, 5/11/16	555	490,876
Union Planters Corp.
7.75%, 3/01/11	341	345,336
Wachovia Corp.
4.875%, 2/15/14	200	170,856
5.25%, 8/01/14	360	314,381
Washington Mutual, Inc.
4.20%, 1/15/10	14	10,780
5.25%, 9/15/17	245	154,350
Wells Fargo & Co.
4.375%, 1/31/13	525	499,471
4.625%, 4/15/14	100	96,855
5.00%, 11/15/14	435	406,801
Zions Banc Corp.
5.50%, 11/16/15	155	100,792
Zions Bancorporation
5.65%, 5/15/14	75	58,208

		13,189,570

Brokerage - 7.1%
Ameriprise Financial, Inc.
5.65%, 11/15/15	200	182,969
Goldman Sachs Group, Inc.
5.00%, 1/15/11	395	394,038
5.125%, 1/15/15	250	235,673
5.625%, 1/15/17	530	485,731
6.125%, 2/15/33	815	708,056
7.35%, 10/01/09	31	31,850
Lehman Brothers Holdings, Inc.
5.75%, 5/17/13	455	427,761
6.50%, 7/19/17	90	81,236
7.875%, 8/15/10	70	69,528
8.80%, 3/01/15	430	447,697
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	190	162,544
6.11%, 1/29/37	440	327,459
6.15%, 4/25/13	520	495,904
Morgan Stanley
5.05%, 1/21/11	535	528,272
5.30%, 3/01/13	160	152,577
6.00%, 4/28/15	100	93,909
6.75%, 4/15/11	595	604,738
7.25%, 4/01/32	130	119,827
Schwab Capital Trust I
7.50%, 11/15/37 (c)	145	128,405

		5,678,174

Finance - 6.6%
Capital One Bank
5.00%, 6/15/09	275	274,492
Capital One Financial Corp.
6.15%, 9/01/16	555	451,016
CIT Group, Inc.
3.375%, 4/01/09	135	128,371
5.40%, 2/13/12 - 1/30/16	1,010	746,937
Countrywide Financial Corp.
6.25%, 5/15/16	318	273,930
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	378	351,545
General Electric Capital Corp.
4.875%, 3/04/15	90	88,472
5.40%, 2/15/17	520	503,227
6.375%, 11/15/67 (c)	520	480,306
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (b)(c)	570	436,607
International Lease Finance Corp.
5.625%, 9/20/13	530	448,447
5.65%, 6/01/14	106	90,626
IStar Financial, Inc.
Series 1
5.875%, 3/15/16	175	117,250
Series B
5.95%, 10/15/13	535	378,513
SLM Corp.
5.05%, 11/14/14	385	327,540
5.45%, 4/25/11	180	163,745

		5,261,024

Insurance - 7.3%
Ace INA Holdings, Inc.
5.875%, 6/15/14	515	515,468
Aetna, Inc.
6.00%, 6/15/16	360	356,073
The Allstate Corp.
6.125%, 2/15/12	165	172,245
American International Group, Inc.
6.25%, 3/15/37	495	375,769
Assurant, Inc.
5.625%, 2/15/14	110	102,620
Fund American Cos, Inc.
5.875%, 5/15/13	635	590,004
GE Global Ins
7.00%, 2/15/26	290	276,076

Genworth Financial, Inc.
4.95%, 10/01/15	510	447,116
6.15%, 11/15/66 (c)	575	432,488
6.515%, 5/22/18	180	160,051
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330	281,468
Humana, Inc.
6.45%, 6/01/16	215	204,231
Marsh & McLennan Cos, Inc.
5.15%, 9/15/10	295	293,631
5.375%, 7/15/14	165	156,370
Prudential Financial, Inc.
Series MTNB
4.50%, 7/15/13	285	269,643
Series MTND
5.15%, 1/15/13	130	126,890
The Travelers Cos, Inc.
6.25%, 6/20/16	230	233,943
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	128,067
WellPoint, Inc.
5.00%, 1/15/11	250	247,323
6.375%, 1/15/12	505	517,789

		5,887,265

REITS - 2.7%
ERP Operating LP
5.25%, 9/15/14	560	513,142
Health Care Property Investors, Inc.
5.65%, 12/15/13	585	526,708
Health Care REIT, Inc.
6.20%, 6/01/16	585	537,303
Simon Property Group LP
5.625%, 8/15/14	575	553,643

		2,130,796

		32,146,829

Utility - 6.8%
Electric - 4.8%
Allegheny Energy Supply
7.80%, 3/15/11	480	495,600
8.25%, 4/15/12 (a)	95	99,750
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	115	113,577
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	124,848
Consumers Energy Co.
Series D
5.375%, 4/15/13	165	163,318

Dominion Resources, Inc.
7.50%, 6/30/66 (b)(c)	370	332,661
Series 06-B
6.30%, 9/30/66 (b)(c)	315	284,530
Dominion Resources, Inc./VA
Series C
5.15%, 7/15/15	80	76,264
Midamerican Energy Co.
4.65%, 10/01/14	575	553,183
Nisource Finance Corp.
5.40%, 7/15/14	710	666,217
6.15%, 3/01/13	130	127,644
Pacific Gas & Electric Co.
4.80%, 3/01/14	195	189,600
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (b)(c)	370	314,957
PSEG Power LLC
6.95%, 6/01/12	105	109,538
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	170	188,300

		3,839,987

Natural Gas - 2.0%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	115	123,041
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	117,420
Energy Transfer Partners LP
6.125%, 2/15/17	535	519,291
Enterprise Products Operating LP
7.50%, 2/01/11	360	377,115
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	96,350
Southern Union Co.
7.60%, 2/01/24	60	57,858
Williams Co., Inc.
7.625%, 7/15/19	285	299,250

		1,590,325

		5,430,312

Total Corporates - Investment Grades
(cost $82,562,053)		76,982,229

GOVERNMENTS - TREASURIES - 2.1%
Treasury Bonds - 2.1%
U.S. Treasury Bonds
5.00%, 5/15/37
(cost $1,567,592)	1,545	1,641,442

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.4%
Basic - 0.4%
Temple-Inland, Inc.
7.875%, 5/01/12
(cost $349,238)	328	329,084

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Euro Dollar
1.25%, 8/01/08
(cost $66,393)	66	66,393

Total Investments - 98.6%
(cost $84,545,276)		79,019,148
Other assets less liabilities - 1.4%		1,159,133

Net Assets - 100.0%		$80,178,281

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate market value of these securities amounted to $873,545 or 1.1% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2008.

(c)	Variable rate coupon, rate shown as of July 31, 2008.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$–0	–	$–0	–
Level 2	79,019,148		–0	–
Level 3	–0	–	–0	–

Total	$79,019,148		$–0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities		Other Financial Instruments
Balance as of 4/30/08	$–0	–	$–0	–
Accrued discounts /premiums	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–*
Change in unrealized appreciation/depreciation	–0	–	–0	–
Net purchases (sales)	–0	–	–0	–
Net transfers in and/or out of Level 3	–0	–	–0	–

Balance as of 7/31/08	$–0	–	$–0	–
Net change in unrealized appreciation/depreciation from Investments still held as of 7/31/08	$–0	–	$–0	–

*	The realized gain (loss) recognized during the period ended 7/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 3, 2008